SUMMARY OF ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001
EBP, Accounting Policy [Line Items]
Administrative expenses for recordkeeping and trustee fees	$ 158,147